Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jul. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Jan. 22, 2024	Jul. 31, 2023	Feb. 01, 2023	Jul. 31, 2022	Mar. 30, 2022
C000230413
Account Value [Line Items]
Line Graph and Table Measure Name	Diversified Equity Fund
Account Value	$ 12,464					$ 11,494				$ 9,692		$ 8,862	$ 10,000
C000230414
Account Value [Line Items]
Line Graph and Table Measure Name	Core Fixed Income Fund
Account Value	$ 10,554	$ 10,589	$ 10,474	$ 10,203	$ 10,539		$ 10,014	$ 10,010	$ 10,000
C000230415
Account Value [Line Items]
Line Graph and Table Measure Name	Enhanced Fixed Income Fund
Account Value	$ 11,659					10,893				10,042	$ 10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 14,486					12,453				10,195		$ 9,021	$ 10,000
Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (TR) (USD)
Account Value	$ 10,628	$ 10,656	$ 10,529	$ 10,244	$ 10,568		$ 10,046	$ 10,039	$ 10,000
Bloomberg Global Aggregate Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index (USD)
Account Value	$ 10,573					10,128				9,833	10,000
50/50 US High Yield Constrained Index/JPM EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	50/50 US High Yield Constrained Index/JPM EMBI Global Diversified Index
Account Value	$ 12,275					$ 11,268				$ 10,232	$ 10,000